Document And Entity Information	Aug. 15, 2023
Document Information [Line Items]
Entity, Registrant Name	CervoMed Inc.
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Aug. 15, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-24477
Entity, Tax Identification Number	30-0645032
Entity, Address, Address Line One	20 Park Plaza
Entity, Address, Address Line Two	Suite 424
Entity, Address, City or Town	Boston
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	02216
City Area Code	617
Local Phone Number	744-4400
Entity, Information, Former Legal or Registered Name	Diffusion Pharmaceuticals Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CRVO
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001053691